Leases - Summary of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Assets
Operating lease right-of-use assets	$ 446	$ 1,143		$ 0
Liabilities
Operating lease liabilities, current	317	903		0
Operating lease liabilities, non-current	135	246		0
Southern Airways Corporation
Assets
Operating lease right-of-use assets	13,476	15,149	$ 11,200
Liabilities
Operating lease liabilities, current	3,572	3,302
Operating lease liabilities, non-current	$ 7,188	8,452
Total lease liabilities		16,132	$ 11,900	$ 13,553
Southern Airways Corporation | Related Party
Liabilities
Operating lease liabilities, current		1,772
Operating lease liabilities, non-current		$ 2,606